CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 04, 2020	May 31, 2020	Jan. 17, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock subject to possible redemption, shares	5,102,647				0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	30,000,000	30,000,000			30,000,000
Common stock, shares issued (in shares)	2,439,844			2,156,250	1,437,500
Common stock, shares outstanding (in shares)	2,439,844			2,156,250	1,437,500
Shares subject to forfeiture			187,500		187,500